Annual Total Returns[BarChart] - Oil and Gas UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.18%	3.61%	37.79%	(16.53%)	(34.03%)	35.52%	(5.59%)	(30.53%)	10.36%	(53.73%)